Consolidated Condensed Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) (Unaudited) - AUD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2020	177,611,854
Balance at Dec. 31, 2020	$ 17,761	$ 93,570,030	$ (55,317,296)	$ (293,071)	$ 37,977,424
Net loss	0	0	(10,506,935)	0	(10,506,935)
Other comprehensive loss	$ 0	0	0	(30,217)	(30,217)
Exercise of stock options issued to employees (in shares)	216,650
Exercise of stock options issued to employees	$ 22	75,103	0	0	75,125
Stock-based compensation expense	$ 0	92,432	0	0	92,432
Balance (in shares) at Dec. 31, 2021	177,828,504
Balance at Dec. 31, 2021	$ 17,783	93,737,565	(65,824,231)	(323,288)	27,607,829
Net loss	0	0	(26,854,552)	0	(26,854,552)
Other comprehensive loss	0	0	0	31,574	31,574
Stock-based compensation expense	$ 0	319,402	0	0	319,402
Issuance of common stock at A$0.77 per share, net of issuance costs (in shares)	33,775,931
Issuance of common stock at A$0.77 per share, net of issuance costs	$ 3,377
Issuance of common stock at A$0.77 per share, net of issuance costs		24,728,289	0	0	24,731,666
Performance awards and exercise of stock options issued to employees (in shares)	240,000
Performance awards and exercise of stock options issued to employees	$ 24	43,876		0	43,900
Capitalized stock-based compensation	$ 0	211,652	0	0	211,652
Balance (in shares) at Dec. 31, 2022	211,844,435
Balance at Dec. 31, 2022	$ 21,184	$ 119,040,784	$ (92,678,783)	$ (291,714)	$ 26,091,471